Oxford Finance Loan Agreement - Schedule of Minimum Aggregate Future Loan Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Year ending December 31, 2023	$ 16,666
Year ending December 31, 2024/Year ending December 31, 2023	20,000	$ 16,666
Year ending December 31, 2025/Year ending December 31, 2024	3,334	20,000
Year ending December 31, 2025		3,334
Total minimum payments	40,000	40,000
Less unamortized debt discount	(410)	(459)
Plus accumulated accretion of final fees	852	716
Total carrying value of debt	40,442
Less current portion	(1,667)
Long-term debt, net of current portion	$ 38,775	$ 40,257	$ 39,551